Rule 497 (e)
                                                       Registration No. 2-65315
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.                    600 Fifth Avenue
DAILY TAX FREE INCOME FUND, INC.                              New York, NY 10020
FLORIDA DAILY MUNICIPAL INCOME FUND                               (212) 830-5345
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.            (800) 433-1918 Toll Free
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SHORT TERM INCOME FUND, INC.
TAX EXEMPT PROCEEDS FUND, INC.
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                          SUPPLEMENT DATED JULY 6, 2007
             TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR
                          EACH OF THE ABOVE NAMED FUNDS

The second paragraph under section V. Investment Advisory and Other Services has been deleted and replaced with the following:

The Manager is an indirect subsidiary of Natixis Global Asset Management, L.P. (formerly IXIS Asset Management US Group, L.P.) which owns, in addition to the Manager, a number of other asset management and distribution and service entities. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France, that is ultimately owned principally, directly or indirectly, by three large French financial services entities:
Natixis, an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. Natixis, CNCE and BFBP (the "Affiliated Owners") each owns, directly or indirectly, other investment advisers established in various jurisdictions. Natixis Global Asset Management, L.P., which owns Applicant and is indirectly owned by the Affiliated Owners, is the direct and indirect owner of various investment advisers.